Parent Company Statements	12 Months Ended
Dec. 31, 2017
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Parent Company Statements
Parent Company Statements
The Parent Company statements should be read in conjunction with the consolidated financial statements and the information set forth below. Investments in subsidiaries are accounted for using the equity method of accounting.

Cash represents non-interest bearing deposits with PNB. Net cash provided by operating activities reflects cash payments (received from subsidiaries) for income taxes of $3.3 million, $4.4 million and $4.1 million in 2017, 2016 and 2015, respectively.

At December 31, 2017 and 2016, shareholders’ equity reflected in the Parent Company balance sheet includes $282.6 million and $259.7 million, respectively, of undistributed earnings of the Corporation’s subsidiaries which are restricted from transfer as dividends to the Corporation.

Condensed Balance Sheets
December 31, 2017 and 2016
(In thousands)	2017	2016
Assets:
Cash	$79,452	$112,067
Investment in subsidiaries	645,287	626,569
Debentures receivable from PNB	25,000	25,000
Other investments	1,398	2,962
Other assets	26,838	26,651
Total assets	$777,975	$793,249
Liabilities:
Subordinated notes	15,000	45,000
Other liabilities	6,874	6,009
Total liabilities	21,874	51,009
Total shareholders’ equity	756,101	742,240
Total liabilities and shareholders’ equity	$777,975	$793,249

Condensed Statements of Income
for the years ended December 31, 2017, 2016 and 2015
(In thousands)	2017	2016	2015
Income:
Dividends from subsidiaries	$60,000	$60,000	$60,000
Interest and dividends	1,500	2,164	2,561
Gain on sale of investment securities	1,821	—	—
Other	1,405	1,081	560
Total income	64,726	63,245	63,121
Expense:
Interest expense	1,073	2,429	2,369
Other, net	8,805	9,730	9,972
Total expense	9,878	12,159	12,341
Income before federal taxes and equity in undistributed income of subsidiaries	54,848	51,086	50,780
Federal income tax benefit	2,695	4,357	4,671
Income before equity in undistributed income of subsidiaries	57,543	55,443	55,451
Equity in undistributed income of subsidiaries	26,699	30,692	25,561
Net income	$84,242	$86,135	$81,012
Other comprehensive loss (1)	(8,709)	(2,102)	(2,035)
Comprehensive income	75,533	84,033	78,977

(1) See Consolidated Statements of Comprehensive Income for other comprehensive loss detail.

Statements of Cash Flows
for the years ended December 31, 2017, 2016 and 2015
(In thousands)	2017	2016	2015
Operating activities:
Net income	$84,242	$86,135	$81,012
Adjustments to reconcile net income to net cash provided by operating activities:
Undistributed income of subsidiaries	(26,699)	(30,692)	(25,561)
Compensation expense for issuance of treasury stock to directors	1,241	950	963
Share-based compensation expense	2,701	1,864	865
Realized net investment security gains	(1,821)	—	—
Decrease (increase) in other assets	205	(3,425)	(182)
Increase (decrease) in other liabilities	475	(2,524)	485
Net cash provided by operating activities	60,344	52,308	57,582
Investing activities:
Proceeds from sales of securities	2,265	—	—
Repayment of investments in and advances to subsidiaries	—	15,000	10,000
Net cash provided by investing activities	2,265	15,000	10,000
Financing activities:
Cash dividends paid	(57,493)	(57,653)	(57,776)
Repayment of subordinated notes	(30,000)	—	—
Repurchase of treasury shares	(7,378)	—	(6,058)
Cash payment for fractional shares	(6)	(4)	(3)
Value of common shares withheld to pay employee income taxes	(347)	—	—
Net cash used in financing activities	(95,224)	(57,657)	(63,837)
(Decrease) increase in cash	(32,615)	9,651	3,745

Cash at beginning of year	112,067	102,416	98,671
Cash at end of year	$79,452	$112,067	$102,416